Financial Instruments - Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities (Details) - GBP (£) £ in Thousands		12 Months Ended
	Jul. 29, 2016	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in fair value measurement, liabilities [abstract]
Initial recognition of derivative financial instrument	£ 9,000	£ 0	£ 8,991
Derivative financial instrument
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		7,923
Fair value adjustments recognized in profit and loss		6,650
Ending balance		1,273	7,923
Level 3 | Derivative financial instrument
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		7,923	0
Initial recognition of derivative financial instrument		0	8,991
Fair value adjustments recognized in profit and loss		(6,650)	(1,068)
Ending balance		£ 1,273	£ 7,923